Note 8 - Equity Plans and Related Equity Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Cost by Plan [Table Text Block]
	Three Months Ended March 31,
	2023	2022
Research and development	$97	$119
General and administrative	390	302
Total stock-based compensation	$487	$421

	Year Ended December 31,
	2022	2021
Research and development	$583	$292
General and administrative	1,300	851
Total stock-based compensation	$1,883	$1,143